Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of intangible assets

					Other
		Purchased	Customer		purchased
	Note	technology	relationships	Brand	intangibles	Total
		$	$	$	$	$
Cost
Balance at July 1, 2023		110,123	126,456	6,787	2,748	246,114
Balance at June 30, 2024		110,123	126,456	6,787	2,748	246,114
Disposal of VoIP Supply LLC	20	—	(1,160)	(1,050)	—	(2,210)
Balance at June 30, 2025		110,123	125,296	5,737	2,748	243,904
Accumulated amortization
Balance at July 1, 2023		41,576	40,821	3,586	2,694	88,677
Amortization expense		17,683	14,948	624	54	33,309
Balance at June 30, 2024		59,259	55,769	4,210	2,748	121,986
Amortization expense		17,385	14,793	590	—	32,768
Disposal of VoIP Supply LLC	20	—	(1,160)	(814)	—	(1,974)
Balance at June 30, 2025		76,644	69,402	3,986	2,748	152,780
Net book value as at:
Balance at June 30, 2024		50,864	70,687	2,577	—	124,128
Balance at June 30, 2025		33,479	55,894	1,751	—	91,124